Losses per share	12 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Losses per share

19. Losses per share

	Year Ended June 30,
	2019	2018	2017
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(18.16)	(7.58)	(19.25)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(18.16)	(7.58)	(19.25)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(18.16)	(7.58)	(19.25)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(18.16)	(7.58)	(19.25)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(89,799)	(35,290)	(76,815)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(89,799)	(35,290)	(76,815)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(89,799)	(35,290)	(76,815)

	2019 Number	2018 Number	2017 Number
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	494,381,490	465,688,997	399,042,172
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	494,381,490	465,688,997	399,042,172

Options granted to employees (see Note 17) are considered to be potential ordinary shares. These securities have been excluded from the determination of basic losses per shares. They have also been excluded from the calculation of diluted losses per share because they are anti-dilutive for the years ended June 30, 2019, 2018 and 2017. Shares that may be paid as contingent consideration have also been excluded from basic losses per share. They have also been excluded from the calculation of diluted losses per share because they are anti-dilutive for the years ended June 30, 2019, 2018 and 2017.

The calculations for the years ended June 30, 2018 and 2017 have been adjusted to reflect the bonus element in the entitlement offer to existing eligible shareholders which occurred during September 2018.